DEBT - Consolidated Secured Debt Ratio (Details)	Dec. 31, 2012
April 1, 2012 — March 31, 2013
Debt Instrument [Line Items]
Secured Debt Ratio	7.50
April 1, 2013 — March 31, 2014
Debt Instrument [Line Items]
Secured Debt Ratio	7.00
April 1, 2014 — March 31, 2015
Debt Instrument [Line Items]
Secured Debt Ratio	6.75
April 1, 2015 — and thereafter
Debt Instrument [Line Items]
Secured Debt Ratio	6.50